As filed with the Securities and Exchange Commission on April 11, 2017
Securities Act Registration No. 033-85242
Investment Company Act Reg. No. 811-08822

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D C 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 39	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 40	[X]
(Check appropriate box or boxes)

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices)

888-626-3863
(Registrant’s Telephone Number, including Area Code)

M3Sixty Administration, LLC
4520 Main Street, Suite 1425
Kansas City, MO 64111
(Name and Address of Agent for Service)

With copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Post-Effective Amendment

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ________ (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________ (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2) or
[ ]	on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 38 filed on March 30, 2017 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 39 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri on the 11th day of April, 2017.

CAPITAL MANAGEMENT INVESTMENT TRUST

By:	/s/ W. Jameson McFadden
W. Jameson McFadden, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	April 11, 2017
Lucius E. Burch, Trustee	Date

*	April 11, 2017
Paul J. Camilleri, Trustee	Date

*	April 11, 2017
David V. Shields, Trustee	Date

*	April 11, 2017
Joseph V. Shields, Trustee and Chairman	Date

*	April 11, 2017
Anthony J. Walton, Trustee	Date

/s/Larry E. Beaver, Jr.		April 11, 2017
Larry E. Beaver, Jr., Treasurer and Assistant		Date
Secretary

*By:	/s/W. Jameson McFadden	April 11, 2017
	W. Jameson McFadden, President,	Date
Principal Executive Officer,
Principal Financial Officer and
Secretary

*	Pursuant to Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

3